UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY        October 12, 2006
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  97 issues

Form 13F Information Table Value Total:  $208,605,000.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                             TITLE OF                    VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER            CLASS            CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE  SHARED   NONE
-----------------------      --------        ---------  --------  ---------  ---  ----  -------  --------    -----  ------ --------
AGILENT TECHNOLOGIES INC     COMMON           00846u101    2,237      68425  SH           SOLE                 0      0        68425
APPLE COMPUTER INC           COMMON            37833100      339       4400  SH           SOLE                 0      0         4400
ABBOTT LABS                  COMMON             2824100    3,726      76730  SH           SOLE                 0      0        76730
AUTO DATA PROCESSING         COMMON            53015103      360       7600  SH           SOLE                 0      0         7600
AFLAC INC                    COMMON             1055102      577      12600  SH           SOLE                 0      0        12600
AMERICAN INTL GROUP INC      COMMON             2687410    3,342      50432  SH           SOLE                 0      0        50432
ANDREW CORP                  COMMON            34425108    1,420     153490  SH           SOLE                 0      0       153490
ASIA PACIFIC FUND            COMMON            44901106      452      22722  SH           SOLE                 0      0        22722
AVERY DENNISON CORP          COMMON            53611109    1,411      23450  SH           SOLE                 0      0        23450
AMERICAN EXPRESS CO          COMMON            25816109      252       4500  SH           SOLE                 0      0         4500
BANK OF AMERICA              COMMON            60505104      519       9694  SH           SOLE                 0      0         9694
BECTON DICKINSON & CO        COMMON            75887109    3,909      55315  SH           SOLE                 0      0        55315
BELLSOUTH CORP               COMMON            79860102    2,025      47367  SH           SOLE                 0      0        47367
BP PLC ADR                   ADR               55622104      673      10268  SH           SOLE                 0      0        10268
BROOKLINE BANCORP            COMMON           11373m107    2,577     187425  SH           SOLE                 0      0       187425
ANHEUSER BUSCH COS INC       COMMON            35229103    2,259      47540  SH           SOLE                 0      0        47540
CATERPILLAR INC              COMMON           149123101      605       9200  SH           SOLE                 0      0         9200
COMCAST CORP                 COMMON            20030N20    2,871      78000  SH           SOLE                 0      0        78000
COSTCO WHOLESALE             COMMON           22160K105    1,505      30300  SH           SOLE                 0      0        30300
CROSS TIMBERS RTY TR         TR UNIT          22757R109      232       5000  SH           SOLE                 0      0         5000
COMPUTER SCIENCES CORP       COMMON           205363104      776      15800  SH           SOLE                 0      0        15800
CISCO SYS INC                COMMON            17275R10    4,136     179963  SH           SOLE                 0      0       179963
CHEVRONTEXACO CORP           COMMON           166764100      454       7000  SH           SOLE                 0      0         7000
DIEBOLD INC                  COMMON           253651103    4,082      93765  SH           SOLE                 0      0        93765
DEERE & CO                   COMMON           244199105      201       2400  SH           SOLE                 0      0         2400
DANAHER CORP DEL             COMMON           235851102      390       5674  SH           SOLE                 0      0         5674
DOLLAR TREE STORES           COMMON           256747106    4,501     145390  SH           SOLE                 0      0       145390
DOVER CORP                   COMMON           260003108    2,507      52850  SH           SOLE                 0      0        52850
AMDOCS                       ORD              G02602103    6,388     161325  SH           SOLE                 0      0       161325
DEVON ENERGY CORP NEW        COMMON           25179M103    4,136      65488  SH           SOLE                 0      0        65488
E M C CORP MASS              COMMON           268648102    3,744     312540  SH           SOLE                 0      0       312540
EQUITY OFFICE PRODS          COMMON           294741103      628      15803  SH           SOLE                 0      0        15803
FEDEX CORP                   COMMON           31428X106    1,442      13265  SH           SOLE                 0      0        13265
FIRST FINL HLDGS INC         COMMON           320239106      240       7000  SH           SOLE                 0      0         7000
FLORIDA EAST COAST IND       COMMON           340632108    4,479      78465  SH           SOLE                 0      0        78465
FLOUR CORP NEW               COMMON           343412102    5,197      67595  SH           SOLE                 0      0        67595
GENERAL ELEC CO              COMMON           369604103    5,435     153955  SH           SOLE                 0      0       153955
GENZYME CORP                 COMMON           372917104      270       4000  SH           SOLE                 0      0         4000
GENERAL GROWTH PPTYS INC     COMMON           370021107    3,932      82515  SH           SOLE                 0      0        82515
HOME DEPOT INC.              COMMON            43707610    3,738     103060  SH           SOLE                 0      0       103060
HARTE-HANKS                  COMMON           416196103      224       8500  SH           SOLE                 0      0         8500
HARTFORD FINL SVCS GRP       COMMON           416515104    2,705      31180  SH           SOLE                 0      0        31180
HEWLETT PACKARD CO           COMMON           428236103    3,306      90100  SH           SOLE                 0      0        90100
INTL BUSINESS MACHINES       COMMON           459200101    2,499      30504  SH           SOLE                 0      0        30504
INGERSOLL RAND CO            COMMON           G4776G101    3,844     101220  SH           SOLE                 0      0       101220
ILLNOIS TOOL WORKS           COMMOM           452308109      970      21600  SH           SOLE                 0      0        21600
JOHNSON & JOHNSON            CLASS A          478160104    2,427      37375  SH           SOLE                 0      0        37375
J P MORGAN CHASE & CO        COMMON           46625H100    2,818      60010  SH           SOLE                 0      0        60010
KIMBERLY CLARK CORP          COMMON           494368103    2,257      34540  SH           SOLE                 0      0        34540
KYOCERA CORP                 COMMON             6499260      257       3000  SH           SOLE                 0      0         3000
COCA COLA COMPANY            COMMON           191216100    3,732      83527  SH           SOLE                 0      0        83527
LEGGETT & PLATT INC          COMMON           524660107    4,082     163065  SH           SOLE                 0      0       163065
LABORATORY CORP AMER HLD     COMMON           50540r409    5,674      86533  SH           SOLE                 0      0        86533
LILLY ELI & CO               COMMON           532457108    1,420      24910  SH           SOLE                 0      0        24910
MASCO CORP                   COMMON           574599106    3,484     127050  SH           SOLE                 0      0       127050
MARSHALL ILSLEY              COMMON           571834100    1,619      33600  SH           SOLE                 0      0        33600
3M CO                        COMMON           88579Y101    2,024      27200  SH           SOLE                 0      0        27200
ALTRIA GROUP INC             COMMON            02209S10      482       6300  SH           SOLE                 0      0         6300
MERCK & CO INC               COMMON           589331107    2,337      55780  SH           SOLE                 0      0        55780
MICROSOFT CORP               COMMON            59491810    4,353     159160  SH           SOLE                 0      0       159160
MURPHY OIL CORP              COMMON           626717102    1,094      23000  SH           SOLE                 0      0        23000
MEADWESTVACO CORP            COMMON           583334107    1,636      61700  SH           SOLE                 0      0        61700
NOBLE ENERGY                 COMMON           655044105    2,319      50870  SH           SOLE                 0      0        50870
NABORS INDUSTRIES LTD        COMMON           G6359F103    2,506      84240  SH           SOLE                 0      0        84240
NATIONAL OILWELL VARCO INC   COMMON           637071101    1,391      23750  SH           SOLE                 0      0        23750
OPTIMARK TECHNOLOGIES        SER B CV PART P  683990204        2      15000  SH           SOLE                 0      0        15000
PEPSICO INC                  COMMON           713448108      715      10950  SH           SOLE                 0      0        10950
PFIZER INC                   COMMON           717081103    2,553      90035  SH           SOLE                 0      0        90035
PRINCIPAL FINL GROUP         COMMON           74251V102    2,981      54925  SH           SOLE                 0      0        54925
PROCTOR & GAMBLE CO          COMMON           742718109      251       4050  SH           SOLE                 0      0         4050
PROGRESSIVE CORP             COMMON           743315103      393      16000  SH           SOLE                 0      0        16000
PENTAIR INC                  COMMON           709631105    1,467      56010  SH           SOLE                 0      0        56010
PRAXAIR INC                  COMMON           74005p104    5,488      92760  SH           SOLE                 0      0        92760
ROYAL DUTCH PETE CO          NY REG SHARES    780257804    1,263      19100  SH           SOLE                 0      0        19100
M S EASTERN EUROPE FUND      COMMON           616988101      387      12250  SH           SOLE                 0      0        12250
SCHERING PLOUGH              COMMON           806605101    2,099      95020  SH           SOLE                 0      0        95020
SAUER-DANFOSS INC            COMMON           804137107    4,921     205200  SH           SOLE                 0      0       205200
SONOCO PRODUCTS              COMMON           835495102    2,011      59783  SH           SOLE                 0      0        59783
SOVEREIGN BANCORP            COMMON           845905108    1,544      71773  SH           SOLE                 0      0        71773
ST PAUL COS INC              COMMON           792860108    2,042      43540  SH           SOLE                 0      0        43540
STATE STREET CORP            COMMON           857477103      229       3675  SH           SOLE                 0      0         3675
SYSCO CORP                   COMMON           871829107      358      10700  SH           SOLE                 0      0        10700
AT&T INC                     COMMON           00206R102    2,482      76220  SH           SOLE                 0      0        76220
HANOVER INSURANCE GROUP      COMMON           410867105    2,116      47404  SH           SOLE                 0      0        47404
TIME WARNER                  COMMON           887317105    1,375      75425  SH           SOLE                 0      0        75425
TEXAS INSTRS INC             COMMON           882508104    4,898     147310  SH           SOLE                 0      0       147310
UNITED PARCEL SERVICE IN     CL B             911312106    3,703      51475  SH           SOLE                 0      0        51475
U S BANCORP DEL              COMMON           902973304    3,494     105170  SH           SOLE                 0      0       105170
UNITED TECHNOLOGIES CORP     COMMONG          913017109    2,644      41740  SH           SOLE                 0      0        41740
V F CORP                     COMMON           918204108    2,288      31366  SH           SOLE                 0      0        31366
WEATHERFORD INTL             COMMON           G95089101    2,034      48760  SH           SOLE                 0      0        48760
WILLIAMS CO.                 COMMON           969457100    1,813      75950  SH           SOLE                 0      0        75950
WEINGARTEN RLTY INVS         SH BEN INT       948741103      473      11000  SH           SOLE                 0      0        11000
WILLIS GROUP HOLDING         COMMON           G96655108    2,187      57540  SH           SOLE                 0      0        57540
WATTS INDS INC               CL A             942749102    2,118      66680  SH           SOLE                 0      0        66680
WYETH                        COMMON           983024100      224       4400  SH           SOLE                 0      0         4400
EXXON MOBIL CORP             COMMON           30231G102      625       9321  SH           SOLE                 0      0         9321
   Report Totals                                         208,605  5,611,557                                                5,611,557